SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 192,583	$ 291,066
Public company shares [member]
IfrsStatementLineItems [Line Items]
Fair value of investments	57,143	142,857
Private Company Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 135,440	126,780
Public Company Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of investments		$ 21,429